Loans and borrowings - Summary of Modification Losses (Details) - USD ($) $ in Thousands	Aug. 21, 2024	Nov. 08, 2023
Credit Facility Agreement With Volvo Cars
Disclosure of detailed information about borrowings [line items]
Modification loss	$ (2,761)	$ (7,553)